Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2014, no such assets and liabilities as of December 31, 2015 and 2016:

Fair value measurements at December 31, 2014
Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2014	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	4,195	—	4,195	—
Total	4,195	—	4,195	—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents the Company’s activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in ASC Topic 820 for the year ended December 31, 2014. No such activities were made by the Company for the years ended December 31, 2015 and 2016.

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

Liabilities
Interest rate swap
Balance at December 31, 2013	3,733
Total realized and unrealized losses:
Included in earnings	81
Included in other comprehensive income	—
Settlement	(3,814)
Balance at December 31, 2014	—
Total gain for 2014:
included in earnings attributable to other current liabilities and accrued expenses held at December 31, 2014	(3,733)

Fair Value Measurements, Nonrecurring [Table Text Block]
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2015:

	Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	Balance as of	Identical	Observable	Unobservable
	31 December	Assets	Inputs	Inputs	Total
Description	2015	(Level 1)	(Level 2)	(Level 3)	losses
Assets:
Long-lived assets	6,825,694			6,825,694	(3,804,116)

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2016

	Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
	Balance as	Markets for	Other
	of	Identical	Observable	Significant
	31 December	Assets	Inputs	Unobservable Inputs	Total
Description	2016	(Level 1)	(Level 2)	(Level 3)	losses
Assets:
Long-lived assets	4,745,230			4,745,230	(5,068,028)